Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Community Group
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in the transaction as of the closing dates of the transaction was as follows:

Assets of acquired bank:
Cash and cash equivalents	$26,237
Securities available for sale	10,314
Loans	63,500
Premises and equipment	3,530
Other real estate	1,157
Investment in FHLB stock and other restricted stock	715
Goodwill	4,779
Core deposit intangible	265
Other assets	470

Total assets	$110,967

Liabilities of acquired bank:
Deposits	$93,568
Junior subordinated debentures	3,609
Other liabilities	489

Total liabilities	$97,666

Common stock issued in The Community Group, Inc. transaction	$3,701

Cash paid in The Community Group, Inc. transaction	$9,600

Town Center Bank and Farmersville Bancshares, Inc.
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in the transactions as of the closing dates of the transactions were as follows:

Assets of acquired banks:
Cash and cash equivalents	$21,039
Federal funds sold	16,780
Securities available for sale	9,937
Investment in restricted stock	204
Loans	67,505
Premises and equipment	14,541
Other real estate owned	4,553
Core deposit intangible	1,748
Other assets	564

Total assets	$136,871

Liabilities of acquired banks:
Deposits	$120,431
Subordinated debt assumed in Farmersville transaction	2,285
Other borrowings	1,350
Accrued expenses and other liabilities	949

Total liabilities	$125,015

Common stock issued in Farmersville transaction	$3,311

Cash paid in Farmersville transaction	$101

Contingent consideration recorded in Town Center transaction	$1,752

Bargain purchase gain recorded on acquisitions	$6,692

I Bank
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in the transaction as of the closing date of the transaction was as follows:

Assets of acquired bank:
Cash and cash equivalents	$19,993
Certificates of deposit held in other banks	17,078
Investment in restricted stock	702
Loans	116,948
Premises and equipment	2,165
Other real estate owned	416
Goodwill	12,967
Core deposit intangible	1,097
Other assets	1,221

Total assets	$172,587

Liabilities of acquired bank:
Deposits	$122,876
FHLB advances	12,500
Other liabilities	211

Total liabilities	$135,587

Cash paid in I Bank Holding Company, Inc. transaction	$37,000